Summary of Significant Accounting Policies Income Taxes Policy (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets and Liabilities [Line Items]
Regulatory assets	$ 1,044	$ 908
Deferred Income Tax Charge [Member]
Deferred Tax Assets and Liabilities [Line Items]
Regulatory assets	$ 858	$ 730